SIGNIFICANT ACCOUNTING POLICIES - GOODWILL (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Goodwill	€ 785,182	€ 785,182